Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2055 Fund
December 31, 2023
Z55-NPRT3-0224
1.9884251.106
Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	204,075	3,187,657
Fidelity Series Commodity Strategy Fund (a)	2,142	198,410
Fidelity Series Large Cap Growth Index Fund (a)	104,492	2,001,013
Fidelity Series Large Cap Stock Fund (a)	109,483	2,139,296
Fidelity Series Large Cap Value Index Fund (a)	259,160	3,814,832
Fidelity Series Small Cap Core Fund (a)	867	9,749
Fidelity Series Small Cap Opportunities Fund (a)	74,547	1,036,202
Fidelity Series Value Discovery Fund (a)	93,908	1,397,346
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,887,726)		13,784,505

International Equity Funds - 40.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	54,068	794,261
Fidelity Series Emerging Markets Fund (a)	84,540	715,207
Fidelity Series Emerging Markets Opportunities Fund (a)	166,321	2,882,350
Fidelity Series International Growth Fund (a)	115,451	1,977,674
Fidelity Series International Index Fund (a)	63,463	746,326
Fidelity Series International Small Cap Fund (a)	27,013	458,137
Fidelity Series International Value Fund (a)	169,366	1,976,498
Fidelity Series Overseas Fund (a)	152,247	1,974,647
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,471,265)		11,525,100

Bond Funds - 10.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	21,121	161,790
Fidelity Series Corporate Bond Fund (a)	16,489	153,678
Fidelity Series Emerging Markets Debt Fund (a)	4,742	36,752
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,273	11,932
Fidelity Series Floating Rate High Income Fund (a)	2,801	25,294
Fidelity Series Government Bond Index Fund (a)	24,446	226,122
Fidelity Series International Credit Fund (a)	5	37
Fidelity Series Investment Grade Bond Fund (a)	22,724	229,513
Fidelity Series Investment Grade Securitized Fund (a)	17,012	153,452
Fidelity Series Long-Term Treasury Bond Index Fund (a)	314,708	1,844,190
Fidelity Series Real Estate Income Fund (a)	2,904	27,560
TOTAL BOND FUNDS (Cost $3,000,697)		2,870,320

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,359,688)	28,179,925
NET OTHER ASSETS (LIABILITIES) - 0.0%	(938)
NET ASSETS - 100.0%	28,178,987

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	153,486	54,928	37,242	5,366	(3,135)	(6,247)	161,790
Fidelity Series Blue Chip Growth Fund	2,753,735	725,099	1,099,324	18,072	77,674	730,473	3,187,657
Fidelity Series Canada Fund	715,326	220,597	195,999	26,666	2,553	51,784	794,261
Fidelity Series Commodity Strategy Fund	184,320	80,071	52,440	8,718	(7,102)	(6,439)	198,410
Fidelity Series Corporate Bond Fund	110,948	66,056	27,742	4,123	(300)	4,716	153,678
Fidelity Series Emerging Markets Debt Fund	33,572	10,701	9,317	1,799	(227)	2,023	36,752
Fidelity Series Emerging Markets Debt Local Currency Fund	11,317	3,389	3,033	613	(34)	293	11,932
Fidelity Series Emerging Markets Fund	462,640	395,923	169,689	17,521	(3,250)	29,583	715,207
Fidelity Series Emerging Markets Opportunities Fund	2,730,848	777,730	761,838	81,156	(8,944)	144,554	2,882,350
Fidelity Series Floating Rate High Income Fund	24,733	8,866	8,768	2,034	34	429	25,294
Fidelity Series Government Bond Index Fund	163,187	101,449	38,475	4,098	(653)	614	226,122
Fidelity Series Government Money Market Fund 5.43%	90,449	31,095	121,544	2,629	-	-	-
Fidelity Series International Credit Fund	35	1	-	1	-	1	37
Fidelity Series International Developed Markets Bond Index Fund	-	1,604	1,554	7	(50)	-	-
Fidelity Series International Growth Fund	1,660,295	606,705	443,041	25,734	(2,999)	156,714	1,977,674
Fidelity Series International Index Fund	688,506	211,149	196,193	21,208	1,601	41,263	746,326
Fidelity Series International Small Cap Fund	521,086	123,547	200,850	15,455	(12,132)	26,486	458,137
Fidelity Series International Value Fund	1,656,247	584,361	439,782	64,102	1,311	174,361	1,976,498
Fidelity Series Investment Grade Bond Fund	166,756	100,616	40,623	5,953	(540)	3,304	229,513
Fidelity Series Investment Grade Securitized Fund	114,399	65,169	27,875	3,946	(529)	2,288	153,452
Fidelity Series Large Cap Growth Index Fund	1,744,498	433,467	584,839	17,113	30,236	377,651	2,001,013
Fidelity Series Large Cap Stock Fund	1,911,820	488,488	467,349	114,980	4,355	201,982	2,139,296
Fidelity Series Large Cap Value Index Fund	3,567,700	1,088,971	1,051,828	155,995	(10,045)	220,034	3,814,832
Fidelity Series Long-Term Treasury Bond Index Fund	1,562,701	783,516	413,719	42,020	(14,912)	(73,396)	1,844,190
Fidelity Series Overseas Fund	1,658,810	616,428	445,548	32,760	(3,600)	148,557	1,974,647
Fidelity Series Real Estate Income Fund	45,567	10,698	28,376	2,223	(2,473)	2,144	27,560
Fidelity Series Short-Term Credit Fund	12,567	1,114	13,651	223	96	(126)	-
Fidelity Series Small Cap Core Fund	22,780	183	13,810	167	136	460	9,749
Fidelity Series Small Cap Opportunities Fund	874,150	261,191	227,032	10,431	1,178	126,715	1,036,202
Fidelity Series Treasury Bill Index Fund	224,503	59,405	283,679	6,390	(207)	(22)	-
Fidelity Series Value Discovery Fund	1,306,999	425,653	378,522	66,166	(8,332)	51,548	1,397,346
	25,173,980	8,338,170	7,783,682	757,669	39,710	2,411,747	28,179,925

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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